Revenue and Receivables from Contracts with Customers - Schedule of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 1,045	$ 1,736	$ 0
Bad debt expense	646	2,991	2,270
Recoveries	710	0	0
Write-offs	(551)	(3,588)	(540)
Foreign currency translation and other adjustments	1	(282)	6
Ending balance	$ 1,851	1,045	1,736
Accounting Standards Update 2016-13 | Cumulative Effect, Period of Adoption, Adjusted Balance
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance		$ 1,924
Ending balance			$ 1,924